Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 259,628	¥ 1,725,464	¥ 1,368,943
Restricted cash	0	0	6,103
Time deposits and restricted time deposits	84,825	563,741	324,553
Accounts receivable, net	3,303	21,949	21,300
Amounts due from a related party	66	437	858
Prepayments and other current assets	17,660	117,369	157,291
Deferred tax assets	4,071	27,055	20,188
Total current assets	369,553	2,456,015	1,899,236
Non-current assets:
Restricted time deposits	0	0	210,471
Property and equipment, net	7,650	50,839	49,706
Intangible assets, net	2,989	19,865	19,457
Goodwill	9,754	64,827	62,548
Other non-current assets	622	4,127	4,136
Deferred tax assets	439	2,917	2,491
Total non-current assets	21,454	142,575	348,809
Total assets	391,007	2,598,590	2,248,045
Current liabilities:
Current portion of long-term bank loans	25,942	172,411	121,584
Accounts payable(including accounts payable of the consolidated variable interest entities without recourse to the Company of nil and RMB17(US$3) as of June 30, 2015 and 2016, respectively)	1,273	8,460	7,034
Salaries and welfare payable (including salaries and welfare payable of the consolidated variable interest entities without recourse to the Company of RMB7,737 and RMB8,367(US$1,259) as of June 30, 2015 and 2016, respectively)	18,663	124,031	110,194
Taxes payable (including taxes payable of the consolidated variable interest entities without recourse to the Company of RMB2,191 and RMB1,551(US$233) as of June 30, 2015 and 2016, respectively)	10,618	70,563	88,857
Deferred revenues (including deferred revenues of the consolidated variable interest entities without recourse to the Company of RMB24,359 and RMB21,968 (US$3,305) as of June 30, 2015 and 2016, respectively)	106,586	708,359	598,251
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of RMB707 and RMB1,733(US$261) as of June 30, 2015 and 2016, respectively)	15,063	100,110	114,577
Total current liabilities	178,145	1,183,934	1,040,497
Non-current liabilities:
Deferred revenues (including deferred revenues of the consolidated variable interest entities without recourse to the Company of RMB3 and RMB746(US$112) as of June 30, 2015 and 2016, respectively)	646	4,293	4,942
Long-term bank loans	0	0	158,755
Deferred tax liabilities	2,936	19,511	13,067
Total non-current liabilities	3,582	23,804	176,764
Total liabilities	181,727	1,207,738	1,217,261
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.01 par value; 2,000,000,000 shares authorized as of June 30, 2015 and 2016, 124,882,170 (including 39,955,627 Class A and 84,926,543 Class B) shares issued and outstanding as of June 30, 2015 and 2016, respectively)	1,126	7,485	7,296
Additional paid-in capital	232,750	1,546,833	1,491,387
Statutory reserves	1,620	10,769	10,769
Accumulated other comprehensive (loss)/income	2,493	16,565	(3,171)
Accumulated deficit	(30,503)	(202,718)	(486,540)
Non-controlling interest	1,794	11,918	11,043
Total shareholders' equity	209,280	1,390,852	1,030,784
Total liabilities and shareholders' equity	$ 391,007	¥ 2,598,590	¥ 2,248,045